Document and Entity Information	9 Months Ended
Mar. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Akerna Corp.
Entity Central Index Key	0001755953
Amendment Flag	true
Amendment Description	Akerna Corp. ("Akerna", the "registrant", "we" or "our") hereby files this amendment number one to its Registration Statement on Form S-1 (333-239783) as initially filed with the Securities and Exchange Commission on July 9, 2020, to updated information regarding its executive compensation to reflect its recent fiscal year ended June 30, 2020. The Registrant previously paid a registration fee of $3,369.77 in connection with the filing of the initial registration statement on Form S-1 (No. 333-239783) filed with the Securities and Exchange Commission on July 9, 2020, to register the 3,294,574 shares of common stock.
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE